UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-1530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of January 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (98.0%)[1]
Consumer Discretionary (15.0%)
*	Life Time Fitness Inc.	1,346,145	66,150
*	Cheesecake Factory Inc.	1,679,651	49,684
*	Urban Outfitters Inc.	1,865,245	49,429
*	CarMax Inc.	1,406,070	42,787
*,^	Liz Claiborne Inc.	4,430,420	41,203
	Lennar Corp. Class A	1,865,940	40,099
	Aaron's Inc.	1,440,190	38,323
*	LKQ Corp.	1,124,655	36,664
*	MGM Resorts International	2,788,850	36,394
*	GameStop Corp. Class A	1,544,945	36,090
*	Express Inc.	1,663,650	36,001
*	PulteGroup Inc.	4,791,915	35,700
*	AMC Networks Inc. Class A	762,500	32,605
	Gentex Corp.	1,150,390	30,911
*	Bally Technologies Inc.	727,485	30,714
	Tractor Supply Co.	357,525	28,877
	DSW Inc. Class A	569,900	28,478
*	Steven Madden Ltd.	676,975	27,851
*	DreamWorks Animation SKG Inc. Class A	1,537,640	27,293
	Williams-Sonoma Inc.	723,259	25,936
*	TRW Automotive Holdings Corp.	686,131	25,744
	DeVry Inc.	679,195	25,646
*	Dana Holding Corp.	1,677,500	24,911
	Texas Roadhouse Inc. Class A	1,482,060	22,468
*	Live Nation Entertainment Inc.	2,179,380	22,404
	Service Corp. International	2,002,130	22,224
*	Sally Beauty Holdings Inc.	1,068,465	22,032
*	Buffalo Wild Wings Inc.	327,500	21,798
*	Steiner Leisure Ltd.	439,211	21,688
*	Dunkin' Brands Group Inc.	768,365	21,245
	Belo Corp. Class A	2,758,200	20,493
	Cinemark Holdings Inc.	1,026,350	20,240
*	Pier 1 Imports Inc.	1,227,278	19,084
	Men's Wearhouse Inc.	511,600	17,645
*	Select Comfort Corp.	667,600	16,743
*	American Public Education Inc.	415,350	16,697
*	Coinstar Inc.	329,271	16,375
*	O'Reilly Automotive Inc.	178,500	14,550
	Tiffany & Co.	213,000	13,589
*	Crocs Inc.	704,185	13,394
	Brunswick Corp.	536,295	11,445
*	ANN Inc.	467,071	11,331
	Group 1 Automotive Inc.	207,991	11,094
*	Genesco Inc.	175,775	10,735
*	Hibbett Sports Inc.	216,371	10,371
*	K12 Inc.	461,490	10,333
*	WMS Industries Inc.	464,494	10,168
*	Carter's Inc.	227,900	9,554
*	JOS A Bank Clothiers Inc.	200,000	9,550

MDC Partners Inc. Class A	727,077	9,510
* Lululemon Athletica Inc.	150,000	9,470
* Ulta Salon Cosmetics & Fragrance Inc.	124,197	9,466
* ITT Educational Services Inc.	138,704	9,136
Bebe Stores Inc.	1,002,450	8,781
* BJ's Restaurants Inc.	175,000	8,755
* GNC Holdings Inc.	309,527	8,515
Monro Muffler Brake Inc.	198,125	8,309
* Fossil Inc.	86,600	8,231
* SodaStream International Ltd.	210,000	8,020
Wolverine World Wide Inc.	199,218	7,787
Weight Watchers International Inc.	93,300	7,103
* Tempur-Pedic International Inc.	98,465	6,569
DR Horton Inc.	409,729	5,703
* Modine Manufacturing Co.	456,500	4,994
* Pandora Media Inc.	319,900	4,219
Heico Corporation	75,658	4,207
* Zagg Inc.	389,400	3,886
PetSmart Inc.	70,495	3,752
Polaris Industries Inc.	50,358	3,243
Chico's FAS Inc.	264,500	3,026
* Capella Education Co.	69,600	2,946
* Cost Plus Inc.	189,757	2,571
Brinker International Inc.	95,999	2,482
* Goodyear Tire & Rubber Co.	189,400	2,462
* Peet's Coffee & Tea Inc.	40,100	2,439
Ameristar Casinos Inc.	110,800	2,167
Foot Locker Inc.	80,200	2,104
* Sirius XM Radio Inc.	985,100	2,059
* Domino's Pizza Inc.	62,542	2,042
Finish Line Inc. Class A	89,956	1,903
Sinclair Broadcast Group Inc. Class A	143,800	1,766
Harman International Industries Inc.	40,100	1,692
* Warnaco Group Inc.	27,552	1,605
Regal Entertainment Group Class A	126,800	1,579
* Red Robin Gourmet Burgers Inc.	50,578	1,553
Hillenbrand Inc.	65,600	1,538
* Conn's Inc.	88,697	1,029
Dick's Sporting Goods Inc.	20,000	824
Leggett & Platt Inc.	33,300	715
Sotheby's	9,082	305
* Tenneco Inc.	6,777	218
* Vitamin Shoppe Inc.	4,600	197
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,183	—
		1,413,618
Consumer Staples (2.5%)
* Smithfield Foods Inc.	1,693,950	37,826
Herbalife Ltd.	560,693	32,453
* United Natural Foods Inc.	598,194	26,351
Pricesmart Inc.	357,690	23,840
Nu Skin Enterprises Inc. Class A	471,357	23,544
* Cott Corp.	3,131,764	22,016
* Green Mountain Coffee Roasters Inc.	345,400	18,424
* Monster Beverage Corp.	125,300	13,095
McCormick & Co. Inc.	223,900	11,316
* Boston Beer Co. Inc. Class A	80,653	8,069
Casey's General Stores Inc.	150,000	7,641

Diamond Foods Inc.	100,000	3,634
B&G Foods Inc. Class A	89,640	2,031
* Rite Aid Corp.	1,249,900	1,738
Church & Dwight Co. Inc.	27,800	1,261
Lancaster Colony Corp.	8,220	571
Vector Group Ltd.	22,470	391
		234,201
Energy (6.4%)
* Key Energy Services Inc.	2,693,975	39,009
Core Laboratories NV	321,475	34,150
* Superior Energy Services Inc.	1,175,330	33,509
* Atwood Oceanics Inc.	713,441	32,804
Tidewater Inc.	602,995	32,471
* Rosetta Resources Inc.	672,600	32,278
* ION Geophysical Corp.	3,632,823	26,992
* Carrizo Oil & Gas Inc.	1,103,580	26,806
* SandRidge Energy Inc.	3,338,565	25,974
* Tetra Technologies Inc.	2,285,416	21,346
* Kodiak Oil & Gas Corp.	2,236,363	20,284
* Whiting Petroleum Corp.	397,550	19,913
* Clean Energy Fuels Corp.	1,318,620	19,727
Cabot Oil & Gas Corp.	515,600	16,448
* Comstock Resources Inc.	1,339,030	16,122
* Pioneer Drilling Co.	1,798,750	16,045
* Quicksilver Resources Inc.	3,063,600	15,349
* McDermott International Inc.	1,068,590	12,994
Oceaneering International Inc.	263,540	12,805
* Southwestern Energy Co.	397,625	12,382
Niko Resources Ltd.	240,475	11,747
* Complete Production Services Inc.	328,700	11,077
* Gulfport Energy Corp.	330,525	10,864
Berry Petroleum Co. Class A	235,450	10,598
* Tesco Corp.	737,897	10,242
* Oasis Petroleum Inc.	271,350	9,155
RPC Inc.	535,679	8,169
* Rex Energy Corp.	828,092	7,834
* Hornbeck Offshore Services Inc.	197,023	6,441
SM Energy Co.	82,672	6,000
* Newpark Resources Inc.	542,095	4,413
* Oil States International Inc.	51,700	4,120
* Basic Energy Services Inc.	213,600	3,847
Helmerich & Payne Inc.	56,600	3,493
HollyFrontier Corp.	110,746	3,249
* Energy XXI Bermuda Ltd.	91,800	3,014
* Mitcham Industries Inc.	130,190	2,859
CARBO Ceramics Inc.	25,700	2,499
* CVR Energy Inc.	93,500	2,332
Golar LNG Ltd.	55,100	2,259
* Stone Energy Corp.	78,900	2,213
Western Refining Inc.	118,100	1,952
* Clayton Williams Energy Inc.	23,032	1,875
W&T Offshore Inc.	82,328	1,779
Patterson-UTI Energy Inc.	68,800	1,298
* Cloud Peak Energy Inc.	14,313	271
		601,008

Exchange-Traded Funds (2.1%)
^	iShares Russell 2000 Index Fund	924,660	73,113
2	Vanguard Small-Cap ETF	865,083	64,457
^,2	Vanguard Small-Cap Growth ETF	713,200	58,390
			195,960
Financials (6.2%)
*,3 HFF Inc. Class A		3,097,740	43,709
	Cash America International Inc.	843,648	37,002
*	NASDAQ OMX Group Inc.	1,409,877	34,937
	East West Bancorp Inc.	1,489,200	32,703
*	Affiliated Managers Group Inc.	318,875	32,050
	National Penn Bancshares Inc.	3,652,313	31,739
	International Bancshares Corp.	1,568,125	30,139
*	LPL Investment Holdings Inc.	908,492	29,844
*	National Financial Partners Corp.	1,876,647	28,900
	MFA Financial Inc.	3,464,025	25,426
	Regions Financial Corp.	4,742,700	24,757
	Zions Bancorporation	1,389,400	23,398
	Och-Ziff Capital Management Group LLC Class A	2,286,000	22,700
*	Signature Bank	382,625	22,250
	Evercore Partners Inc. Class A	771,600	21,751
	PS Business Parks Inc.	320,443	19,912
*,3 eHealth Inc.		1,226,720	19,848
	Jefferies Group Inc.	983,713	14,962
	Protective Life Corp.	554,397	13,866
	Cardinal Financial Corp.	1,089,662	12,215
	Essex Property Trust Inc.	82,300	11,851
	Alterra Capital Holdings Ltd.	264,390	6,390
	MB Financial Inc.	276,532	5,019
	First Midwest Bancorp Inc.	356,472	3,878
	Digital Realty Trust Inc.	41,065	2,910
*	First Republic Bank	82,474	2,473
*	World Acceptance Corp.	31,476	2,006
	Nelnet Inc. Class A	78,076	1,925
	Validus Holdings Ltd.	59,580	1,911
	QC Holdings Inc.	566,930	1,882
*	Credit Acceptance Corp.	22,103	1,866
*	Ezcorp Inc. Class A	61,629	1,653
	Home Properties Inc.	26,600	1,585
	Rayonier Inc.	32,327	1,478
	Bank of the Ozarks Inc.	50,250	1,407
*	First Cash Financial Services Inc.	34,561	1,391
	Omega Healthcare Investors Inc.	64,300	1,340
	Highwoods Properties Inc.	39,800	1,317
	Camden Property Trust	19,000	1,226
	CBL & Associates Properties Inc.	68,300	1,186
	Extra Space Storage Inc.	42,300	1,113
	National Health Investors Inc.	22,200	1,075
	Federal Realty Investment Trust	10,800	1,020
	Potlatch Corp.	30,737	938
	Advance America Cash Advance Centers Inc.	71,900	566
	Erie Indemnity Co. Class A	5,900	452
*	Investors Bancorp Inc.	14,300	211
	Amtrust Financial Services Inc.	5,400	140
			582,317

Health Care (18.2%)
	Cooper Cos. Inc.	1,273,738	91,887
*	Salix Pharmaceuticals Ltd.	1,571,965	75,769
*	Bruker Corp.	5,059,725	71,848
*	Alkermes plc	3,176,235	59,745
*	Coventry Health Care Inc.	1,791,685	53,876
*	Elan Corp. plc ADR	3,864,288	52,593
*	Gen-Probe Inc.	771,975	51,668
	Universal Health Services Inc. Class B	982,600	40,572
*	Health Management Associates Inc. Class A	6,310,187	40,448
*	Cubist Pharmaceuticals Inc.	878,480	35,860
*	Henry Schein Inc.	451,150	31,982
*	BioMarin Pharmaceutical Inc.	889,700	31,736
*	ResMed Inc.	1,087,250	31,563
*	Kindred Healthcare Inc.	2,558,619	31,394
*	Seattle Genetics Inc.	1,637,664	31,001
*	Allscripts Healthcare Solutions Inc.	1,569,095	30,001
*	Volcano Corp.	1,050,820	29,476
*	Bio-Rad Laboratories Inc. Class A	283,810	28,824
*	Watson Pharmaceuticals Inc.	489,195	28,682
*	Questcor Pharmaceuticals Inc.	806,574	28,577
*	Mettler-Toledo International Inc.	161,359	28,319
	DENTSPLY International Inc.	746,350	28,167
*	Regeneron Pharmaceuticals Inc.	309,480	28,119
*	Luminex Corp.	1,422,590	28,025
*	ICON plc ADR	1,418,395	27,673
*	Alexion Pharmaceuticals Inc.	350,750	26,924
*	Onyx Pharmaceuticals Inc.	644,500	26,386
	West Pharmaceutical Services Inc.	648,450	26,249
*	Insulet Corp.	1,344,490	26,177
*	Edwards Lifesciences Corp.	310,200	25,644
*	WellCare Health Plans Inc.	421,715	25,202
*	Jazz Pharmaceuticals plc	515,100	23,952
	Quality Systems Inc.	582,750	23,636
*	Amylin Pharmaceuticals Inc.	1,569,258	22,331
*	Health Net Inc.	577,810	21,807
*	MWI Veterinary Supply Inc.	272,963	21,430
*,^	Incyte Corp. Ltd.	1,198,205	21,208
*	PAREXEL International Corp.	862,550	20,787
*	Brookdale Senior Living Inc. Class A	1,114,950	19,623
*	ABIOMED Inc.	1,039,813	19,247
*	AMERIGROUP Corp.	266,564	18,129
*	QIAGEN NV	1,097,600	17,759
*	SXC Health Solutions Corp.	247,642	15,616
*	Momenta Pharmaceuticals Inc.	945,290	14,832
	Hikma Pharmaceuticals plc	1,300,350	14,731
*	Exelixis Inc.	2,729,945	14,523
*	Akorn Inc.	1,258,585	14,423
*	WuXi PharmaTech Cayman Inc. ADR	1,027,450	13,953
	Patterson Cos. Inc.	415,800	13,393
*	Nektar Therapeutics	2,137,500	13,359
*	Warner Chilcott plc Class A	777,600	13,118
*	Cyberonics Inc.	372,055	12,092
	Hill-Rom Holdings Inc.	359,600	11,870
*	Immunogen Inc.	823,400	11,626
*	IPC The Hospitalist Co. Inc.	338,700	11,411
*	Align Technology Inc.	478,000	11,262

* Ardea Biosciences Inc.	572,640	10,416
* Cepheid Inc.	235,889	10,393
* Catalyst Health Solutions Inc.	186,739	10,226
* Air Methods Corp.	113,450	9,564
* Cadence Pharmaceuticals Inc.	2,168,394	9,042
Invacare Corp.	495,650	8,466
* Sirona Dental Systems Inc.	144,225	6,973
* Isis Pharmaceuticals Inc.	824,939	6,732
* NxStage Medical Inc.	334,304	5,997
* Tornier NV	207,287	4,374
* NPS Pharmaceuticals Inc.	521,795	4,007
* SonoSite Inc.	50,000	2,696
* Charles River Laboratories International Inc.	78,100	2,637
* United Therapeutics Corp.	51,374	2,527
* Sagent Pharmaceuticals Inc.	109,475	2,431
* Orthofix International NV	56,500	2,269
* Medicines Co.	109,554	2,204
* Molina Healthcare Inc.	65,950	2,019
* Team Health Holdings Inc.	94,700	1,951
Chemed Corp.	34,506	1,937
Perrigo Co.	18,092	1,730
Medicis Pharmaceutical Corp. Class A	47,800	1,582
* AVEO Pharmaceuticals Inc.	118,300	1,559
* Hi-Tech Pharmacal Co. Inc.	36,300	1,415
* Thoratec Corp.	47,200	1,388
* Centene Corp.	29,800	1,347
Atrion Corp.	4,000	978
Computer Programs & Systems Inc.	14,900	853
* Array Biopharma Inc.	266,145	732
* Covance Inc.	15,200	666
* IDEXX Laboratories Inc.	7,757	656
* Arthrocare Corp.	19,650	607
* Par Pharmaceutical Cos. Inc.	16,100	581
PDL BioPharma Inc.	84,500	540
* Spectrum Pharmaceuticals Inc.	31,000	436
* Genomic Health Inc.	12,692	352
* Select Medical Holdings Corp.	40,100	332
* Impax Laboratories Inc.	9,535	180
STERIS Corp.	2,903	87
		1,713,387
Industrials (16.8%)
* Genesee & Wyoming Inc. Class A	1,059,172	65,775
Kennametal Inc.	1,483,827	63,968
* IHS Inc. Class A	576,140	51,553
Triumph Group Inc.	782,150	48,939
Belden Inc.	1,190,450	46,678
MSC Industrial Direct Co. Inc. Class A	606,005	46,068
Chicago Bridge & Iron Co. NV	1,041,661	44,354
* BE Aerospace Inc.	1,018,842	42,995
* US Airways Group Inc.	4,511,805	38,080
* Middleby Corp.	394,485	37,930
* RBC Bearings Inc.	836,394	37,872
* AerCap Holdings NV	2,641,014	32,986
* Teledyne Technologies Inc.	580,577	32,954
Progressive Waste Solutions Ltd.	1,448,405	32,821
* EnerSys	1,132,140	32,809
Pentair Inc.	870,680	32,058

Knight Transportation Inc.	1,727,025	30,413
* Armstrong World Industries Inc.	593,995	27,740
* JetBlue Airways Corp.	4,613,600	27,359
* Esterline Technologies Corp.	436,600	26,698
Manpower Inc.	659,960	26,471
* Corrections Corp. of America	1,103,510	25,966
* United Rentals Inc.	668,311	25,556
Flowserve Corp.	228,905	25,218
* Beacon Roofing Supply Inc.	1,068,500	24,426
Con-way Inc.	753,410	23,913
AMETEK Inc.	489,220	22,993
Snap-on Inc.	404,110	22,836
* Huron Consulting Group Inc.	605,430	22,692
* Rush Enterprises Inc. Class A	951,651	21,897
* Moog Inc. Class A	499,506	21,289
* Navistar International Corp.	489,610	21,195
Landstar System Inc.	396,530	20,283
United Stationers Inc.	617,800	19,973
* WESCO International Inc.	316,086	19,875
* Clean Harbors Inc.	312,110	19,803
* Advisory Board Co.	255,758	19,509
Lennox International Inc.	536,165	19,409
* TrueBlue Inc.	1,060,010	17,501
UTi Worldwide Inc.	1,152,235	17,157
* AGCO Corp.	331,250	16,871
* Meritor Inc.	2,622,767	16,471
Woodward Inc.	378,300	15,881
Corporate Executive Board Co.	399,630	15,717
ABM Industries Inc.	722,200	15,672
* Chart Industries Inc.	275,405	15,357
* Stericycle Inc.	174,815	14,688
Titan International Inc.	600,100	14,486
* Alaska Air Group Inc.	183,012	13,933
TAL International Group Inc.	405,838	13,518
* Polypore International Inc.	305,250	11,624
* Old Dominion Freight Line Inc.	255,175	10,876
Robbins & Myers Inc.	215,623	10,471
* General Cable Corp.	334,740	10,330
Robert Half International Inc.	346,100	9,583
* II-VI Inc.	410,850	9,454
* Trimas Corp.	434,802	9,422
* Exponent Inc.	184,422	9,009
Watsco Inc.	124,800	8,607
* CAI International Inc.	478,500	8,335
Graco Inc.	161,600	7,430
* MasTec Inc.	364,800	5,943
* DigitalGlobe Inc.	343,400	5,388
* GeoEye Inc.	244,700	5,361
* Korn/Ferry International	293,885	4,829
HEICO Corp. Class A	83,588	3,222
Gardner Denver Inc.	38,132	2,845
* Furmanite Corp.	356,200	2,746
* Greenbrier Cos. Inc.	121,700	2,708
* Copart Inc.	56,400	2,653
Toro Co.	40,335	2,557
* WABCO Holdings Inc.	48,094	2,494
Interface Inc. Class A	182,350	2,423

*	Atlas Air Worldwide Holdings Inc.	49,800	2,372
	Copa Holdings SA Class A	34,400	2,344
	Deluxe Corp.	89,409	2,286
	Applied Industrial Technologies Inc.	58,697	2,265
	Hubbell Inc. Class B	29,800	2,144
	Healthcare Services Group Inc.	114,465	2,139
*	Sauer-Danfoss Inc.	41,808	2,107
*	Generac Holdings Inc.	71,900	2,089
	Towers Watson & Co. Class A	33,800	2,021
	Aircastle Ltd.	135,900	1,916
	KBR Inc.	59,509	1,913
	Heartland Express Inc.	125,070	1,854
	Cubic Corp.	38,422	1,777
*	Mobile Mini Inc.	83,400	1,735
	Steelcase Inc. Class A	167,879	1,462
*	Avis Budget Group Inc.	95,000	1,363
*	Kansas City Southern	17,700	1,215
	Actuant Corp. Class A	40,693	1,032
	Covanta Holding Corp.	66,700	953
*	Consolidated Graphics Inc.	18,400	935
*	Colfax Corp.	28,700	871
*	Coleman Cable Inc.	80,700	866
*	Portfolio Recovery Associates Inc.	13,000	844
	Primoris Services Corp.	52,900	842
	Textainer Group Holdings Ltd.	25,574	808
*	ICF International Inc.	27,700	785
	Intersections Inc.	59,600	732
*	Dollar Thrifty Automotive Group Inc.	8,400	619
	Knoll Inc.	36,000	575
	Standex International Corp.	10,600	425
	Werner Enterprises Inc.	16,252	425
*	Hertz Global Holdings Inc.	21,700	295
	Donaldson Co. Inc.	3,000	217
			1,583,142
Information Technology (23.8%)
*	Alliance Data Systems Corp.	868,105	96,186
	Sapient Corp.	6,165,303	79,532
*	VeriFone Systems Inc.	1,761,003	75,195
*,3	TiVo Inc.	6,204,120	64,399
*	Teradyne Inc.	3,536,920	57,829
*	Parametric Technology Corp.	2,292,571	57,704
*	Ariba Inc.	2,026,247	55,317
	MKS Instruments Inc.	1,703,370	51,357
*	Microsemi Corp.	2,546,065	50,361
*	MICROS Systems Inc.	894,821	44,482
*	Rovi Corp.	1,352,920	43,415
	Jabil Circuit Inc.	1,819,975	41,241
*	ValueClick Inc.	2,157,585	37,628
	IAC/InterActiveCorp	854,675	36,811
*	F5 Networks Inc.	302,495	36,221
	Syntel Inc.	765,522	35,918
*	Trimble Navigation Ltd.	758,335	35,513
*	Convergys Corp.	2,652,845	35,309
*	Silicon Laboratories Inc.	741,370	32,502
*	Riverbed Technology Inc.	1,330,500	31,852
*	Cadence Design Systems Inc.	2,925,700	30,895
*	NICE Systems Ltd. ADR	854,318	30,721

	j2 Global Inc.	1,136,950	30,652
*	Take-Two Interactive Software Inc.	1,852,355	28,897
*	ON Semiconductor Corp.	3,304,750	28,751
*	Atmel Corp.	2,834,865	27,527
*	Netlogic Microsystems Inc.	548,187	27,300
*	FEI Co.	597,770	26,338
	Power Integrations Inc.	728,615	26,223
*	SolarWinds Inc.	811,050	25,637
*	Celestica Inc.	2,935,742	24,983
*	Ultimate Software Group Inc.	368,929	24,604
*	Euronet Worldwide Inc.	1,337,530	24,557
*	Polycom Inc.	1,214,055	24,220
*	TeleTech Holdings Inc.	1,396,880	23,691
	Factset Research Systems Inc.	265,950	23,489
*	Informatica Corp.	547,438	23,157
*	SuccessFactors Inc.	571,930	22,763
	ADTRAN Inc.	652,935	22,611
*	Concur Technologies Inc.	423,660	22,179
*	Cardtronics Inc.	865,432	22,112
*	WebMD Health Corp.	771,991	21,647
*	CACI International Inc. Class A	363,200	21,316
*	Red Hat Inc.	440,000	20,403
	Maxim Integrated Products Inc.	757,050	20,319
	Heartland Payment Systems Inc.	845,927	20,302
*	Nuance Communications Inc.	679,670	19,384
	Black Box Corp.	626,200	19,362
*	Acme Packet Inc.	633,346	18,513
*	RADWARE Ltd.	569,900	17,940
*	Nanometrics Inc.	879,492	17,810
*	Acxiom Corp.	1,275,000	17,493
*	Genpact Ltd.	1,188,665	17,390
*	Progress Software Corp.	701,700	16,371
*	FleetCor Technologies Inc.	467,928	15,905
*	RF Micro Devices Inc.	3,127,315	15,605
*	LogMeIn Inc.	379,450	15,113
	Avago Technologies Ltd.	422,630	14,344
*	Synchronoss Technologies Inc.	428,850	14,332
*	Sourcefire Inc.	450,826	13,985
*,^	KIT Digital Inc.	1,283,315	13,898
*	Ciena Corp.	922,000	13,415
*	Entropic Communications Inc.	2,219,500	12,962
	Jack Henry & Associates Inc.	369,750	12,645
*	Cymer Inc.	252,140	12,554
*	Kenexa Corp.	519,432	12,477
*	CommVault Systems Inc.	262,900	12,356
	National Instruments Corp.	455,850	12,267
	MercadoLibre Inc.	128,150	11,200
*	Salesforce.com Inc.	95,440	11,147
*	BroadSoft Inc.	388,550	10,833
	Cypress Semiconductor Corp.	624,487	10,738
*	Gartner Inc.	278,097	10,543
*	Liquidity Services Inc.	300,200	10,360
	FLIR Systems Inc.	371,140	9,557
*	QLIK Technologies Inc.	327,700	9,241
*,^ SunPower Corp. Class A		1,301,236	8,913
*	Aspen Technology Inc.	465,000	8,375
*	DealerTrack Holdings Inc.	300,000	8,199

* Diodes Inc.	317,775	8,192
* Super Micro Computer Inc.	476,009	8,035
* Hittite Microwave Corp.	129,050	7,100
* Volterra Semiconductor Corp.	223,984	6,758
* Manhattan Associates Inc.	148,813	6,531
* Constant Contact Inc.	260,000	6,495
* Finisar Corp.	270,875	5,488
* comScore Inc.	228,832	5,069
* Interactive Intelligence Group Inc.	192,514	4,969
* Cavium Inc.	143,750	4,620
* Travelzoo Inc.	165,000	4,259
* IPG Photonics Corp.	65,800	3,474
* Perficient Inc.	304,200	3,386
* Monolithic Power Systems Inc.	200,000	3,278
* TIBCO Software Inc.	122,487	3,193
Global Payments Inc.	63,700	3,186
* Standard Microsystems Corp.	120,050	3,092
* Saba Software Inc.	288,875	2,871
* NCR Corp.	136,534	2,557
MAXIMUS Inc.	55,524	2,500
* LSI Corp.	325,000	2,460
Littelfuse Inc.	45,000	2,282
* Anixter International Inc.	34,431	2,256
* Freescale Semiconductor Holdings I Ltd.	138,700	2,215
Pegasystems Inc.	75,350	2,137
* Tyler Technologies Inc.	60,300	2,118
* Mitek Systems Inc.	235,395	2,062
* Lattice Semiconductor Corp.	302,440	2,057
* Brightpoint Inc.	174,055	2,040
* Booz Allen Hamilton Holding Corp.	115,441	2,032
* Synopsys Inc.	68,900	2,011
Fair Isaac Corp.	55,000	1,993
* Ixia	157,350	1,921
DST Systems Inc.	39,196	1,913
* Zebra Technologies Corp.	49,800	1,885
Intersil Corp. Class A	165,495	1,863
* Entegris Inc.	188,200	1,803
* PROS Holdings Inc.	110,000	1,784
* Mentor Graphics Corp.	125,360	1,739
OPNET	47,616	1,688
* Coherent Inc.	27,660	1,546
* Plexus Corp.	41,000	1,486
* ATMI Inc.	59,000	1,379
* ShoreTel Inc.	210,000	1,375
* Nova Measuring Instruments Ltd.	150,000	1,289
* Silicon Graphics International Corp.	85,800	1,170
* Netgear Inc.	26,650	1,061
* PMC - Sierra Inc.	160,000	1,040
* Websense Inc.	51,251	969
* Unisys Corp.	35,600	747
* Exar Corp.	101,200	676
* Stamps.com Inc.	15,500	481
* GT Advanced Technologies Inc.	42,000	362
* Magma Design Automation Inc.	19,069	137
* JDA Software Group Inc.	2,200	65
		2,238,388

Materials (5.3%)
* WR Grace & Co.	800,075	42,836
Silgan Holdings Inc.	980,290	40,741
FMC Corp.	396,495	36,747
Albemarle Corp.	563,035	36,209
* Graphic Packaging Holding Co.	6,639,304	33,263
* Smurfit Kappa Group plc	3,831,103	32,027
Sensient Technologies Corp.	751,167	29,761
Ball Corp.	728,875	28,616
Minerals Technologies Inc.	450,600	28,591
Methanex Corp.	1,038,100	28,216
* KapStone Paper and Packaging Corp.	1,425,162	24,883
* Ferro Corp.	3,253,855	21,996
CF Industries Holdings Inc.	112,550	19,964
Schweitzer-Mauduit International Inc.	222,600	15,477
Schnitzer Steel Industries Inc.	323,250	14,103
Aptargroup Inc.	231,720	12,147
Balchem Corp.	237,150	8,974
* OM Group Inc.	314,212	8,525
* Intrepid Potash Inc.	270,400	6,460
* Crown Holdings Inc.	94,775	3,418
* Rockwood Holdings Inc.	61,895	3,126
NewMarket Corp.	12,473	2,696
Westlake Chemical Corp.	39,100	2,285
Eastman Chemical Co.	43,324	2,180
* Coeur d'Alene Mines Corp.	70,300	1,944
Worthington Industries Inc.	98,850	1,820
Hecla Mining Co.	292,700	1,540
Innophos Holdings Inc.	21,500	1,073
Myers Industries Inc.	76,900	1,023
Haynes International Inc.	16,650	1,012
Airgas Inc.	6,000	474
* Horsehead Holding Corp.	40,000	435
* Handy & Harman Ltd.	24,100	283
		492,845
Telecommunication Services (1.4%)
* tw telecom inc Class A	1,891,985	38,123
* SBA Communications Corp. Class A	745,448	34,082
* Vonage Holdings Corp.	10,937,539	27,672
* AboveNet Inc.	242,569	16,119
* Cogent Communications Group Inc.	638,750	9,735
* Clearwire Corp. Class A	3,182,510	5,378
* Cincinnati Bell Inc.	143,800	496
* Level 3 Communications Inc.	23,300	432
Consolidated Communications Holdings Inc.	15,700	298
		132,335
Utilities (0.3%)
IDACORP Inc.	720,530	30,370
Total Common Stocks (Cost $7,615,875)		9,217,571

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.3%)[1]
Money Market Fund (2.9%)
[4,5] Vanguard Market Liquidity Fund	0.096%		276,052,992	276,053

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Deutsche Bank Securities Inc.
(Dated 1/31/12, Repurchase Value
$16,400,000, collateralized by Federal
National Mortgage Assn. 3.000%, 1/1/27)	0.240%	2/1/12	16,400	16,400

U.S. Government and Agency Obligations (0.2%)
[6,7] Fannie Mae Discount Notes	0.080%	2/22/12	50	50
[7,8] Federal Home Loan Bank Discount Notes	0.025%	3/23/12	3,000	3,000
[7,8] Federal Home Loan Bank Discount Notes	0.030%	4/9/12	100	100
6 Freddie Mac Discount Notes	0.040%	4/3/12	200	200
[6,7] Freddie Mac Discount Notes	0.060%	4/27/12	10,000	9,999
				13,349
Total Temporary Cash Investments (Cost $305,802)				305,802
Total Investments (101.3%) (Cost $7,921,677)				9,523,373
Other Assets and Liabilities-Net (-1.3%)[5]				(120,336)
Net Assets (100%)				9,403,037

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $78,999,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $81,315,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
7 Securities with a value of $13,149,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Explorer Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,170,813	46,758	—
Temporary Cash Investments	276,053	29,749	—
Futures Contracts—Assets[1]	26	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	9,446,890	76,507	—
1 Represents variation margin on the last day of the reporting period.

Explorer Fund

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	371	29,354	3,037
E-mini S&P MidCap 400 Index	March 2012	215	20,100	1,478

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2011		from		Jan. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
eHealth Inc.	NA1	2,769	—	—	19,848
HFF Inc. Class A	34,678	356	966	—	43,709
TiVo Inc.	66,203	1,450	421	—	64,399
	100,881			—	127,956
1 Not applicable — At October 31, 2011, the issuer was not an affiliated company of the fund.

G. At January 31, 2012, the cost of investment securities for tax purposes was $7,921,677,000. Net unrealized appreciation of investment securities for tax purposes was $1,601,696,000, consisting of unrealized gains of $2,050,313,000 on securities that had risen in value since their purchase and $448,617,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012:

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.